Basis of Presentation (Details) - Schedule of derivatives using the Black-Scholes option pricing model			1 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 23, 2022	Mar. 01, 2022	Aug. 30, 2021	Oct. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Jul. 31, 2022
Basis of Presentation (Details) - Schedule of derivatives using the Black-Scholes option pricing model [Line Items]
Expected dividend yield				0.00%			0.00%
Expected stock price volatility	2.80%	5.90%	17.00%		9.10%	7.70%
Risk-free interest rate	2.34%	1.58%	0.97%		4.06%	1.31%
Expected term			5 years 10 months 28 days			5 years 5 months 26 days
Minimum [Member]
Basis of Presentation (Details) - Schedule of derivatives using the Black-Scholes option pricing model [Line Items]
Expected stock price volatility				86.37%			63.32%
Risk-free interest rate				4.00%			0.03%
Expected term				1 month 28 days			18 days
Maximum [Member]
Basis of Presentation (Details) - Schedule of derivatives using the Black-Scholes option pricing model [Line Items]
Expected stock price volatility				230.15%			250.19%
Risk-free interest rate				4.10%			2.98%
Expected term				8 years 18 days			9 years 6 months